UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number:  028-11152
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
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Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
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Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          2/13/09
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $6,132,422
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE





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

                                                                          FORM 13F INFORMATION TABLE
      COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
                                 TITLE OF                  VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------------      ----------      -------    --------  -----------------  ----------  --------     --------------------

ABERCROMBIE & FITCH CO         CL A            002896207   77,626    3,364,819 SH        SOLE                3,364,819
ACTIVISION BLIZZARD INC        COM             00507V109  175,063   20,261,910 SH        SOLE               20,261,910
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105  743,985   24,007,275 SH        SOLE               24,007,275
BUNGE LIMITED                  COM             G16962105   28,474      550,000 SH  PUT   SOLE                  550,000
CARNIVAL CORP                  PAIRED CTF      143658300  192,703    7,923,647 SH        SOLE                7,923,647
COACH INC                      COM             189754104  128,199    6,172,333 SH        SOLE                6,172,333
DELTEK INC                     COM             24784L105   10,237    2,206,293 SH        SOLE                2,206,293
DOLBY LABORATORIES INC         COM             25659T107  159,163    4,858,460 SH        SOLE                4,858,460
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS  344419106   49,089    1,629,254 SH        SOLE                1,629,254
GOOGLE INC                     CL A            38259P508  259,662      844,016 SH        SOLE                  844,016
JPMORGAN & CHASE & CO          COM             46625H100  389,068   12,339,623 SH        SOLE               12,339,623
LAS VEGAS SANDS CORP           COM             517834107  110,756   18,677,261 SH        SOLE               18,677,261
LORILLARD INC                  COM             544147101  205,086    3,639,511 SH        SOLE                3,639,511
MASTERCARD INC                 CL A            57636Q104  417,557    2,921,408 SH        SOLE                2,921,408
MONSANTO CO NEW                COM             61166W101  297,592    4,230,159 SH        SOLE                4,230,159
MSC INDL DIRECT INC            CL A            553530106  181,318    4,923,117 SH        SOLE                4,923,117
PRECISION CASTPARTS CORP       COM             740189105  216,493    3,639,765 SH        SOLE                3,639,765
PRICELINE COM INC              COM NEW         741503403  265,440    3,604,068 SH        SOLE                3,604,068
QUALCOMM INC                   COM             747525103  726,291   20,270,480 SH        SOLE               20,270,480
SANDRIDGE ENERGY INC           COM             80007P307   40,692    6,616,611 SH        SOLE                6,616,611
SCHWAB CHARLES CORP NEW        COM             808513105  122,382    7,568,466 SH        SOLE                7,568,466
SEARS HLDGS CORP               COM             812350106  123,136    3,167,900 SH  PUT   SOLE                3,167,900
SPDR GOLD TRUST                GOLD SHS        78463V107  152,275    1,760,000 SH  CALL  SOLE                1,760,000
TERADATA CORP DEL              COM             88076W103  148,408   10,007,277 SH        SOLE               10,007,277
UNION PAC CORP                 COM             907818108  329,133    6,885,633 SH        SOLE                6,885,633
VISA INC                       COM CL A        92826C839  442,445    8,435,552 SH        SOLE                8,435,552
XTO ENERGY INC                 COM             98385X106  140,147    3,973,533 SH        SOLE                3,973,533
